Derivative Liability and Fair Value Measurements (Schedule of Fair Value Level 3 Warrant Liabilities) (Detail) (USD $)	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended			12 Months Ended
	Jun. 03, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014 Warrant Liabilities	Jun. 30, 2014 Warrant Liabilities	Mar. 31, 2014 Warrant Liabilities	Dec. 31, 2013 Warrant Liabilities	Dec. 31, 2012 Warrant Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value -beginning of period								$ 8,961,351	$ 8,363,751	$ 12,035,816	$ 0	$ 0
Warrants issue during period										0	9,067,283	0
Reclassification (reset expiration) of warrant liabilities to Additional Paid-in Capital										(117,010)	(526,245)	0
Reclassification of warrant exercises to Additional Paid-in Capital								(262,109)	(92,832)	(979,793)	(80,500)	0
Change in fair value for the period of warrant derivative liability								1,301,589	(1,218,354)	(2,575,262)	3,575,278	0
Convertible debt issued with an embedded conversion price adjustment provision	1,938,988			1,828,762					1,938,988
Change in fair value of debt conversion price adjustment for the period		1,301,588	259,426	2,124,878	(35,122)	(3,575,278)	0	397,352	(30,202)
Reclassification of debt conversions to Additional Paid-in Capital								(477,376)
Fair value - end of period								$ 9,920,807	$ 8,961,351	$ 8,363,751	$ 12,035,816	$ 0